Description of business and basis of preparation of the consolidated financial statements - IFRS 15 - Application to first comparative reporting period - Equity (Details) - Increase (decrease) due to application of IFRS 15 [member]
€ in Millions
Dec. 31, 2015 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application	€ 815
Reserves [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application	815
Reserves, attributable to owners of parent [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application	674
Reserves, non-controlling interests [member]
Disclosure of initial application of standards or interpretations [line items]
Effect of IFRS application	€ 141